Disclosure of information on segments	12 Months Ended
Dec. 31, 2023
Disclosure of information on segments
Disclosure of information on segments

33.         Disclosure of information on segments

Management has determined its operating segments based on reports that the Group’s Chief Operating Decision Maker (CODM) uses for making decisions. The Group is organized into business units based on its products and services, activities and geographic locations. The broad categories of the Group’s business units are the following:

-	Production and sale of minerals (mining units in operation).
-	Exploration and development projects.
-	Energy generation and transmission services.
-	Insurance brokerage.
-	Rental of mining concessions.
-	Holding of investment in shares.
-	Industrial activities.

The accounting policies used by the Group in reporting segments internally are the same as those contained in the notes of the consolidated financial statements.

The CODM monitors the operating results of the business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Group’s consolidated financial statements. In addition, the Group’s financing and income taxes are managed at the corporate level and are not allocated to the operating segments, except for those entities,which are managed independently.

Corporate information mainly includes the following:

In the segment information of profit or loss -

-

Administrative expenses, other income (expenses), exchange gain (loss), finance costs and income and income tax that cannot be directly allocated to the operational mining units owned by the Parent company (Orcopampa, Uchucchacua, Julcani and Tambomayo).

-	Exploration activities in non-operating areas, carried out directly by the Parent company and not by the consolidated separate legal entities.
-	Participation in subsidiaries and associate companies of the Company, which are accounted for using the equity method.

In the segment information of assets and liabilities -

-

Investments in Sociedad Minera Cerro Verde S.A.A. Tinka Resources Ltd. and Compañía Minera Coimolache S.A., associate companies that are directly owned by the Parent company and are accounted for using the equity method; see note 10 to the consolidated financial statements.

-

Assets and liabilities of the operational mining units owned directly by the Parent company since this is the way the CODM analyzes the business. Assets and liabilities of other operating segments are allocated based on the assets and liabilities of the legal entities included in those segments.

Adjustments and eliminations mainly include the following:

In the segment information of consolidated statements of profit or loss –

-

The elimination of any profit or loss of investments accounted for under the equity method and not consolidated by the Group corresponding to the associate companies: Sociedad Minera Cerro Verde S.A.A. Tinka Resources Ltd. and Compañía Minera Coimolache S.A.

-	The elimination of intercompany sales and cost of sales.
-	The elimination of any equity pickup profit or loss of the subsidiaries of the Parent company.

In the segment information of assets and liabilities –

-

The elimination of the assets and liabilities of the investments accounted for under the equity method and not consolidated, corresponding to the associate companies: Sociedad Minera Cerro Verde S.A.A., Tinka Resources Ltd. and Compañía Minera Coimolache S.A.

-	The elimination of any equity pickup investments of the subsidiaries of the Parent company.
-	The elimination of intercompany receivables and payables.

Refer to note 20(a) to the consolidated financial statements for disclosures related to revenues from external customers for each product and service, and revenues from external customers attributed to Peru and foreign countries. Revenue information is based on the locations of customers.

Refer to note 20(d) to the consolidated financial statements for information about major customers (representing more than 10% of the Group’s revenues). All non-current assets are located in Peru.

														Equity accounted investees
							Exploration and					Industrial			Compañía
							development	Energy		Rental of	Holding of	activities		Sociedad	Minera	Tinka	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	(Temporary		Minera Cerro	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	suspension)	Corporate	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2023
Results:
Continuing operations
Operating income
Sales of goods	51,698	163,308	37,179	108,063	432,616	16,472	—	—	—	—	—	18,224	—	4,143,228	136,949	—	5,107,737	(4,296,776)	810,961
Sales of services	—	—	—	—	—	—	—	53,025	8,099	—	441	1,508	—	—	—	—	63,073	(50,189)	12,884
Total operating income	51,698	163,308	37,179	108,063	432,616	16,472	—	53,025	8,099	—	441	19,732	—	4,143,228	136,949	—	5,170,810	(4,346,965)	823,845

Cost of sales of goods, excluding depreciation and amortization	(15,544)	(73,774)	(32,213)	(70,260)	(248,972)	(29,008)	—	—	—	—	—	(17,783)	—	(2,142,799)	(83,882)	—	(2,714,235)	2,256,881	(457,354)
Unabsorbed cost due to production stoppage	(18,695)	—	—	—	—	—	—	—	—	—	—	(3,927)	—	—	—	—	(22,622)	2,729	(19,893)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(34,852)	—	—	—	(1,612)	—	—	—	—	(36,464)	30,221	(6,243)
Depreciation and amortization	(6,279)	(12,625)	(6,693)	(49,863)	(87,216)	(3,855)	—	(9,037)	—	—	—	(6,082)	—	(409,847)	(34,745)	—	(626,242)	445,203	(181,039)
Exploration in operating units	(24,428)	(6,071)	(6,990)	(3,442)	(7,761)	(537)	—	—	—	—	—	—	—	(9,177)	(11,435)	—	(69,841)	20,612	(49,229)
Mining royalties	(268)	(14,307)	(367)	(1,047)	(2,670)	(181)	—	—	—	—	—	—	—	—	(686)	—	(19,526)	687	(18,839)
Total operating costs	(65,214)	(106,777)	(46,263)	(124,612)	(346,619)	(33,581)	—	(43,889)	—	—	—	(29,404)	—	(2,561,823)	(130,748)	—	(3,488,930)	2,756,333	(732,597)
Gross profit (loss)	(13,516)	56,531	(9,084)	(16,549)	85,997	(17,109)	—	9,136	8,099	—	441	(9,672)	—	1,581,405	6,201	—	1,681,880	(1,590,632)	91,248

Operating expenses, net
Administrative expenses	(4,512)	(15,975)	(3,993)	(11,183)	(9,781)	(2,413)	(1,682)	(2,377)	(11,440)	(186)	(365)	(536)	(5,140)	—	(3,772)	(297)	(73,652)	4,469	(69,183)
Selling expenses	(3,343)	(671)	(239)	(2,758)	(11,457)	(61)	—	(748)	—	—	—	(115)	—	(158,244)	(823)	—	(178,459)	159,067	(19,392)
Exploration in non-operating areas	(476)	—	—	—	(4,095)	(3,958)	(1,149)	—	—	—	—	—	(3,828)	—	—	—	(13,506)	54	(13,452)
Reversal (provision) of contingencies and others	1,122	(183)	1,409	(1,184)	1,063	2,085	(194)	83	—	—	127	200	2,398	—	—	—	6,926	1	6,927
Others, net	(2,435)	(899)	(1,074)	99	(10,511)	7,246	(3,750)	56	0	8,551	349	(272)	18,437	(82,042)	1,345	—	(64,900)	89,873	24,973
Total operating expenses, net	(9,644)	(17,728)	(3,897)	(15,026)	(34,781)	2,899	(6,775)	(2,986)	(11,440)	8,365	111	(723)	11,867	(240,286)	(3,250)	(297)	(323,591)	253,464	(70,127)

Operating income (loss)	(23,160)	38,803	(12,981)	(31,575)	51,216	(14,210)	(6,775)	6,150	(3,341)	8,365	552	(10,395)	11,867	1,341,119	2,951	(297)	1,358,289	(1,337,168)	21,121
Share in the results of associates and joint venture	—	—	—	—	(158)	—	—	1,962	—	—	21,517	—	152,371	—	—	—	175,692	(23,467)	152,225
Net gain (loss) from currency exchange difference	112	76	77	143	381	92	307	24	—	10	343	301	17,507	20,476	647	126	40,622	(21,247)	19,375
Finance income	28	4	—	8	2,866	838	13	1,142	5	56	328	308	3,572	36,285	6,298	77	51,828	(42,771)	9,057
Finance costs	(917)	(1,791)	(1,103)	(805)	(7,397)	(2,996)	(517)	(4,178)	(27)	(1)	(2)	(6)	(98,961)	(67,118)	(5,437)	—	(191,256)	72,002	(119,254)
Profit (loss) before income tax	(23,937)	37,092	(14,007)	(32,229)	46,908	(16,276)	(6,972)	5,100	(3,363)	8,430	22,738	(9,792)	86,356	1,330,762	4,459	(94)	1,435,175	(1,352,651)	82,524

Current income tax	(538)	(678)	(134)	—	(17,861)	579	—	(1,912)	(8)	(2,529)	(76)	—	(45,126)	(582,438)	(2,756)	—	(653,477)	584,171	(69,306)
Deferred income tax	—	—	—	—	2,408	—	—	1,411	978	—	—	3,815	18,853	30,640	2,475	—	60,580	(34,268)	26,312
Total income tax	(538)	(678)	(134)	—	(15,453)	579	—	(501)	970	(2,529)	(76)	3,815	(26,273)	(551,798)	(281)	—	(592,897)	549,903	(42,994)
Profit (loss) from continuing operations	(24,475)	36,414	(14,141)	(32,229)	31,455	(15,697)	(6,972)	4,599	(2,393)	5,901	22,662	(5,977)	60,083	778,964	4,178	(94)	842,278	(802,748)	39,530

Discontinued operations loss																			(6,848)

Profit for the year																			32,682

Total assets	222,041	49,707	31,371	143,451	683,311	44,341	694,950	367,130	—	4,854	232,177	65,318	2,917,237	7,930,910	380,331	76,379	13,843,508	(9,309,709)	4,533,799
Total liabilities	62,003	56,185	33,413	30,915	284,819	61,656	59,476	116,398	—	90	402	5,346	696,152	1,250,536	128,886	350	2,786,627	(1,422,039)	1,364,588

Investments in associates and joint venture	—	—	—	—	1,628	—	—	123,610	—	—	226,582	—	2,116,200	—	—	—	2,468,020	(940,897)	1,527,123
Acquisition of long-lived assets	14,353	3,624	828	333	61,772	2,827	150,198	1,168	—	—	—	157	5,898	—	8,929	—	250,087	(11,418)	238,669
Changes in estimates of mine closures plans	2,094	(123)	6,312	53	3,061	(922)	—	—	—	—	—	—	—	—	1,404	—	11,879	—	11,879

														Equity accounted investees
							Exploration and	Energy				Industrial			Compañía
							development	generation		Rental of	Holding of	activities		Sociedad	Minera	Tinka	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	and	Insurance	mining	investment	(Temporary		Minera Cerro	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	suspension)	Corporate	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2022
Results:
Continuing operations
Operating income
Sales of goods	5,281	134,268	54,573	151,789	400,994	52,260	—	—	—	—	—	53,073	—	3,975,295	159,003	—	4,986,536	(4,185,337)	801,199
Sales of services	—	—	—	—	—	—	—	52,433	17,207	—	421	—	—	—	—	—	70,061	(47,839)	22,222
Royalty income	—	—	—	—	—	—	—	—	—	1,381	—	—	—	—	—	—	1,381	—	1,381
Total operating income	5,281	134,268	54,573	151,789	400,994	52,260	—	52,433	17,207	1,381	421	53,073	—	3,975,295	159,003	—	5,057,978	(4,233,176)	824,802
Operating costs
Cost of sales of goods, excluding depreciation and amortization	—	(58,108)	(30,215)	(76,214)	(267,997)	(49,903)	—	—	—	—	—	(52,122)	—	(2,367,767)	(114,513)	—	(3,016,839)	2,554,897	(461,942)
Unabsorbed cost due to production stoppage	(24,916)	—	—	—	—	—	—	—	—	—	—	(1,973)	—	—	—	—	(26,889)	3,831	(23,058)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(24,861)	—	—	—	—	—	—	—	—	(24,861)	21,698	(3,163)
Depreciation and amortization	(9,000)	(7,757)	(6,444)	(59,125)	(72,171)	(7,459)	—	(9,040)	—	—	—	(6,396)	—	—	(42,950)	—	(220,342)	43,561	(176,781)
Exploration in operating units	(32,592)	(11,594)	(6,747)	(9,980)	(16,671)	(3,212)	—	—	—	—	—	—	—	—	(8,967)	—	(89,763)	8,967	(80,796)
Mining royalties	(46)	(12,220)	(472)	(1,322)	(3,168)	(506)	—	—	—	—	—	—	—	—	(1,500)	—	(19,234)	g1,501	(17,733)
Total operating costs	(66,554)	(89,679)	(43,878)	(146,641)	(360,007)	(61,080)	—	(33,901)	—	—	—	(60,491)	—	(2,367,767)	(167,930)	—	(3,397,928)	2,634,455	(763,473)
Gross profit (loss)	(61,273)	44,589	10,695	5,148	40,987	(8,820)	—	18,532	17,207	1,381	421	(7,418)	—	1,607,528	(8,927)	—	1,660,050	(1,598,721)	61,329
Operating expenses, net
Administrative expenses	(651)	(12,406)	(5,028)	(14,076)	(8,744)	(3,061)	(1,528)	(2,948)	(12,694)	(218)	(617)	(442)	(5,966)	—	(4,139)	(4,383)	(76,901)	9,173	(67,728)
Selling expenses	(3,634)	(560)	(389)	(5,126)	(9,649)	(179)	—	(770)	—	—	—	(177)	—	(157,373)	(1,018)	—	(178,875)	158,653	(20,222)
Exploration in non-operating areas	(15)	—	—	—	(4,008)	(5,243)	(282)	—	—	—	—	—	(4,737)	—	—	—	(14,285)	33	(14,252)
Reversal (provision) of contingencies and others	(44)	544	(1,776)	(228)	(1,706)	(353)	108	(440)	—	(98)	—	—	442	—	74	—	(3,477)	542	(2,935)
Impairment recovery (loss) of long-lived assets	—	—	—	—	—	—	—	—	—	—	—	19,874	—	—	—	—	19,874	—	19,874
Other, net	2,453	124	(793)	(815)	(7,777)	(7,374)	(931)	(196)	—	8,162	(2,472)	321	(6,090)	(23,933)	317	—	(39,004)	23,919	(15,085)
Total operating expenses, net	(1,891)	(12,298)	(7,986)	(20,245)	(31,884)	(16,210)	(2,633)	(4,354)	(12,694)	7,846	(3,089)	19,576	(16,351)	(181,306)	(4,766)	(4,383)	(292,668)	192,320	(100,348)
Operating income (loss)	(63,164)	32,291	2,709	(15,097)	9,103	(25,030)	(2,633)	14,178	4,513	9,227	(2,668)	12,158	(16,351)	1,426,222	(13,693)	(4,383)	1,367,382	(1,406,401)	(39,019)

Share in the results of associates and joint venture	—	—	—	—	(10)	—	—	7,008	—	—	4,756	—	164,823	—	—	—	176,577	(307)	176,270
Net gain (loss) from currency exchange difference	(290)	99	100	(11)	526	336	604	(207)	(45)	1	(693)	1,218	25,235	980	(51)	—	27,802	(931)	26,871
Finance income	12	2	4	4	879	614	11	394	—	5	308	54	12,226	12,314	1,961	—	28,788	(14,345)	14,443
Finance costs	(496)	(546)	(382)	(302)	(6,470)	(1,318)	(297)	(5,337)	(48)	(2)	(29)	(25)	(38,900)	(5,616)	(2,158)	—	(61,926)	7,790	(54,136)
Profit (loss) before income tax	(63,938)	31,846	2,431	(15,406)	4,028	(25,398)	(2,315)	16,036	4,420	9,231	1,674	13,405	147,033	1,433,900	(13,941)	(4,383)	1,538,623	(1,414,194)	124,429
Current income tax	(19)	(465)	(175)	(527)	(6,125)	(187)	—	(3,238)	(1,197)	(2,714)	1,289	—	(731)	(445,078)	(2,951)	—	(462,118)	446,485	(15,633)
Deferred income tax	—	—	—	—	2,459	(15,945)	—	805	11	—	(107)	3,208	25,128	(63,469)	8,524	—	(39,386)	54,978	15,592
Total income tax	(19)	(465)	(175)	(527)	(3,666)	(16,132)	—	(2,433)	(1,186)	(2,714)	1,182	3,208	24,397	(508,547)	5,573	—	(501,504)	501,463	(41)
Profit (loss) from continuing operations	(63,957)	31,381	2,256	(15,933)	362	(41,530)	(2,315)	13,603	3,234	6,517	2,856	16,613	171,430	925,353	(8,368)	(4,383)	1,037,119	(912,731)	124,388
Discontinued operations gain																			478,547
Profit for the year																			602,935
Total assets	127,479	62,083	34,131	197,550	668,230	79,038	496,198	377,679	14,436	3,306	231,820	74,266	3,047,322	7,993,863	365,585	63,461	13,836,447	(9,333,220)	4,503,227
Total liabilities	55,792	52,429	31,388	29,654	290,998	80,655	21,844	131,540	6,107	139	226	7,981	655,598	1,342,436	117,388	473	2,824,648	(1,484,362)	1,340,286
Other segment information
Investments in associates and joint venture	—	—	—	—	2,486	—	—	121,650	—	—	213,682	—	2,099,568	—	—	—	2,437,386	(916,409)	1,520,977
Acquisition of long-lived assets	32,000	3,584	1,559	3,175	62,593	1,719	46,459	1,487	25	—	3	265	500	—	—	—	153,369	(1,396)	151,973
Changes in estimates of mine closures plans	(3,107)	5,112	3,585	(856)	(11,322)	(8,705)	(6,576)	—	—	—	—	—	—	—	—	—	(21,869)	—	(21,869)

														Equity accounted investees
							Exploration and					Industrial			Compañía
							development	Energy		Rental of	Holding of	activities		Sociedad	Minera	Tinka	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	mining	generation and	Insurance	mining	investment	(Temporary		Minera Cerro	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	projects	transmission	brokerage	concessions	in shares	suspension)	Corporate	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2021
Results:
Continuing operations
Operating income
Sales of goods	79,375	89,567	56,065	181,021	410,390	39,380	—	—	—	—	—	47,024	—	4,199,448	215,481	—	5,317,751	(4,454,281)	863,470
Sales of services	—	—	—	—	—	—	—	53,083	15,651	—	551	13,876	—	—	—	—	83,161	(62,109)	21,052
Royalty income	—	—	—	—	—	—	—	—	—	15,928	—	—	—	—	—	—	15,928	—	15,928
Total operating income	79,375	89,567	56,065	181,021	410,390	39,380	—	53,083	15,651	15,928	551	60,900	—	4,199,448	215,481	—	5,416,840	(4,516,390)	900,450
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(95,359)	(56,183)	(31,319)	(82,531)	(248,021)	(46,531)	—	—	—	—	—	(46,811)	—	(2,155,088)	(106,088)	—	(2,867,931)	2,338,200	(529,731)
Unabsorbed cost due to production stoppage	(25,326)	—	—	—	—	—	—	—	—	—	—	(1,050)	—	—	—	—	(26,376)	867	(25,509)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(20,781)	—	—	—	(3,940)	—	—	—	—	(24,721)	23,452	(1,269)
Depreciation and amortization	(14,083)	(8,409)	(6,849)	(63,638)	(68,830)	(5,449)	—	(8,995)	—	—	—	(11,569)	—	—	(43,698)	—	(231,520)	44,309	(187,211)
Exploration in operating units	(11,090)	(11,466)	(6,107)	(10,076)	(17,099)	(574)	—	—	—	—	—	—	—	—	(6,191)	—	(62,603)	6,191	(56,412)
Mining royalties	(998)	(7,636)	(599)	(1,712)	(1,626)	(403)	—	—	—	—	—	—	—	—	(529)	—	(13,503)	529	(12,974)
Total operating costs	(146,856)	(83,694)	(44,874)	(157,957)	(335,576)	(52,957)	—	(29,776)	—	—	—	(63,370)	—	(2,155,088)	(156,506)	—	(3,226,654)	2,413,548	(813,106)
Gross profit (loss)	(67,481)	5,873	11,191	23,064	74,814	(13,577)	—	23,307	15,651	15,928	551	(2,470)	—	2,044,360	58,975	—	2,190,186	(2,102,842)	87,344
Operating expenses, net
Administrative expenses	(6,758)	(7,649)	(4,737)	(15,382)	(7,229)	(2,932)	(1,447)	(2,942)	(11,796)	(242)	(1,687)	(1,102)	(4,534)	—	(3,718)	(5,692)	(77,847)	10,262	(67,585)
Selling expenses	(3,738)	(401)	(480)	(5,485)	(9,946)	(124)	—	(740)	—	—	—	(559)	—	(109,886)	(1,114)	—	(132,473)	111,646	(20,827)
Exploration in non-operating areas	(65)	—	—	—	(1,383)	(5,742)	(1,011)	—	—	—	—	—	(3,100)	—	—	—	(11,301)	31	(11,270)
Write –off of stripping activity asset	—	—	—	—	(6,763)	—	—	—	—	—	—	—	—	—	—	—	(6,763)	—	(6,763)
Reversal (provision) of contingencies and others	(1,291)	70	320	25	(356)	(1,029)	132	111	—	15	—	9	(436)	—	—	—	(2,430)	(257)	(2,687)
Impairment recovery (loss) of long-lived assets	—	—	—	—	—	4,964	—	—	—	—	—	(19,874)	—	—	—	—	(14,910)	—	(14,910)
Other, net	(7,865)	(501)	(844)	(4,797)	(12,571)	(44)	(371)	134	—	34	(44)	(82)	(80)	(8,110)	156	—	(34,985)	5,725	(29,260)
Total operating expenses, net	(19,717)	(8,481)	(5,741)	(25,639)	(38,248)	(4,907)	(2,697)	(3,437)	(11,796)	(193)	(1,731)	(21,608)	(8,150)	(117,996)	(4,676)	(5,692)	(280,709)	127,407	(153,302)
Operating income (loss)	(87,198)	(2,608)	5,450	(2,575)	36,566	(18,484)	(2,697)	19,870	3,855	15,735	(1,180)	(24,078)	(8,150)	1,926,364	54,299	(5,692)	1,909,477	(1,975,435)	(65,958)
Share in the results of associates and joint venture	—	—	—	—	36	—	—	20,525	(15)	—	(411,974)	—	236,593	—	—	—	(154,835)	395,285	240,450
Finance income	—	—	—	—	388	196	—	124	—	—	—	12	5,659	1,713	247	—	8,339	(2,387)	5,952
Finance costs	(431)	(493)	(484)	(270)	(7,126)	(1,361)	(238)	(4,731)	(52)	(2)	(1)	(98)	(45,719)	(30,393)	(2,613)	—	(94,012)	33,383	(60,629)
Net gain (loss) from currency exchange difference	(2,010)	(129)	(612)	(641)	(2,346)	(296)	(1,210)	(377)	397	(83)	(7)	(1,824)	(9,542)	29,493	(1,819)	—	8,994	(27,680)	(18,686)
Profit (loss) before income tax	(89,639)	(3,230)	4,354	(3,486)	27,518	(19,945)	(4,145)	35,411	4,185	15,650	(413,162)	(25,988)	178,841	1,927,177	50,114	(5,692)	1,677,963	(1,576,834)	101,129
Current income tax	(57)	(65)	(41)	(132)	(12,220)	—	—	(1,132)	(1,673)	(4,661)	(121)	(291)	—	(704,454)	(27,702)	—	(752,549)	732,174	(20,375)
Deferred income tax	—	—	—	—	(4,736)	4,212	—	6,824	70	—	—	(1,401)	38,987	(31,249)	(4,118)	—	8,589	35,457	44,046
Total income tax	(57)	(65)	(41)	(132)	(16,956)	4,212	—	5,692	(1,603)	(4,661)	(121)	(1,692)	38,987	(735,703)	(31,820)	—	(743,960)	767,631	23,671
Profit (loss) from continuing operations	(89,696)	(3,295)	4,313	(3,618)	10,562	(15,733)	(4,145)	41,103	2,582	10,989	(413,283)	(27,680)	217,828	1,191,474	18,294	(5,692)	934,003	(809,203)	124,800
Discontinued operations loss																			(387,604)
Loss for the year																			(262,804)
Total assets	111,885	47,734	30,449	264,521	694,831	121,681	442,335	385,626	19,152	4,927	261,803	63,551	3,016,730	8,124,564	414,986	59,128	14,063,903	(9,502,092)	4,561,811
Total liabilities	62,279	48,659	32,912	36,551	327,519	81,770	21,764	153,090	6,343	1,717	275,814	13,920	1,243,575	1,997,558	150,751	211	4,454,433	(2,431,153)	2,023,280
Other segment information
Investments in associates and joint venture	—	—	—	—	2,497	—	—	99,352	—	—	207,233	—	1,971,506	—	—	—	2,280,588	(858,293)	1,422,295
Acquisition of long-lived assets	16,109	2,983	2,362	3,935	37,649	999	22,513	754	139	—	—	1,744	1,122	—	—	—	90,309	—	90,309
Changes in estimates of mine closures plans	(517)	(390)	(108)	(308)	(1,410)	175	(679)	—	—	—	—	—	(35)	—	—	—	(3,272)	—	(3,272)

Reconciliation of segment profit (loss)

The reconciliation of segment profit (loss) to the consolidated profit (loss) from continuing operations follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Segment profit	842,278	1,037,119	934,003
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	(783,048)	(912,602)	(1,204,076)
Elimination of intercompany sales	(58,690)	(98,879)	(101,460)
Elimination of cost of sales and operating expenses intercompany	58,690	98,879	101,460
Elimination of share in the results of subsidiaries and associates	(23,467)	(307)	395,285
Other	3,767	178	(412)
Consolidated profit from continuing operations	39,530	124,388	124,800

Reconciliation of segment assets

The reconciliation of segment assets to the consolidated assets follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Segment assets	13,843,508	13,836,447	14,063,903
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(8,387,620)	(8,422,909)	(8,598,678)
Elimination of the subsidiaries and associates of the Parent company	(940,977)	(920,601)	(914,940)
Elimination of intercompany receivables	(16,697)	(16,921)	(15,188)
Other	35,585	27,211	26,714
Consolidated assets	4,533,799	4,503,227	4,561,811

Reconciliation of segment liabilities

The reconciliation of segment liabilities to the consolidated liabilities follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Segment liabilities	2,786,627	2,824,648	4,454,433
Elimination of liabilities of equity accounted investees, not consolidated	(1,379,966)	(1,460,297)	(2,148,520)
Elimination of intercompany payables	(43,472)	(24,140)	(282,530)
Other	1,399	75	(103)
Consolidated liabilities	1,364,588	1,340,286	2,023,280

Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

											Industrial
							Energy		Rental of	Holding of	activities	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2023
Revenues by type of customers:
Sales by customers -
External	51,919	163,415	40,386	107,786	432,154	623	—	—	—	—	18,224	814,507	(750)	813,757
Inter-segment	—	—	—	—	—	16,600	—	—	—	—	—	16,600	(16,600)	—
	51,919	163,415	40,386	107,786	432,154	17,223	—	—	—	—	18,224	831,107	(17,350)	813,757
Services -
External	—	—	—	—	—	—	4,785	8,099	—	—	—	12,884	—	12,884
Inter-segment	—	—	—	—	—	—	48,240	—	—	441	1,508	50,189	(50,189)	—
	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
Royalties -
External	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	51,919	163,415	40,386	107,786	432,154	17,223	53,025	8,099	—	441	19,732	894,180	(67,539)	826,641

Revenues by geographic region:
Metal and concentrates sales -
Peru	48,924	32,703	40,386	93,313	315,934	17,223	—	—	—	—	—	548,483	(18,380)	530,103
America - other than Peru	—	130,712	—	14,473	2,834	—	—	—	—	—	18,224	166,243	2,996	169,239
Europe	2,995	—	—	—	54,078	—	—	—	—	—	—	57,073	(1,966)	55,107
Asia	—	—	—	—	59,308	—	—	—	—	—	—	59,308	—	59,308
	51,919	163,415	40,386	107,786	432,154	17,223	—	—	—	—	18,224	831,107	(17,350)	813,757
Services -
Peru	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
America - other than Peru	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Europe	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
Royalties -
Peru	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	51,919	163,415	40,386	107,786	432,154	17,223	53,025	8,099	—	441	19,732	894,180	(67,539)	826,641

Revenues by type of good or services:
Sales by metal -
Silver	58,440	607	39,986	33,372	63,093	744	—	—	—	—	18,226	214,468	(18,128)	196,340
Gold	—	163,855	671	71,368	26,448	17,414	—	—	—	—	—	279,756	(25)	279,731
Copper	—	—	535	—	466,023	—	—	—	—	—	—	466,558	—	466,558
Zinc	5,326	—	—	7,839	33,455	—	—	—	—	—	—	46,620	—	46,620
Lead	3,636	—	1,009	6,936	9,820	—	—	—	—	—	—	21,401	—	21,401
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Antimony	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	67,402	164,462	42,201	119,515	598,839	18,158	—	—	—	—	18,226	1,028,803	(18,153)	1,010,650
Commercial deductions	(15,483)	(1,047)	(1,815)	(11,729)	(166,685)	(935)	—	—	—	—	(2)	(197,696)	803	(196,893)
	51,919	163,415	40,386	107,786	432,154	17,223	—	—	—	—	18,224	831,107	(17,350)	813,757
Services -	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
Royalty income -	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	51,919	163,415	40,386	107,786	432,154	17,223	53,025	8,099	—	441	19,732	894,180	(67,539)	826,641

											Industrial
	Uchucchacua						Energy		Rental of	Holding of	activities	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2022
Revenues by type of customers:
Sales by customers -
External	5,052	134,158	50,652	152,537	385,731	1,220	—	—	—	—	53,347	782,697	—	782,697
Inter-segment	—	—	—	—	—	50,338	—	—	—	—	—	50,338	(50,338)	—
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -
External	—	—	—	—	—	—	5,015	17,207	—	—	—	22,222	—	22,222
Inter-segment	—	—	—	—	—	—	47,418	—	—	421	—	47,839	(47,839)	—
	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalties -
External	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300
Revenues by geographic region:
Metal and concentrates sales -
Peru	2,733	20,475	46,124	140,593	322,372	51,558	—	—	—	—	248	584,103	(50,338)	533,765
America - other than Peru	—	113,683	—	11,942	—	—	—	—	—	—	53,099	178,724	—	178,724
Europe	2,319	—	25	2	31,066	—	—	—	—	—	—	33,412	—	33,412
Asia	—	—	4,503	—	32,293	—	—	—	—	—	—	36,796	—	36,796
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -
Peru	—	—	—	—	—	—	52,433	17,080	—	421	—	69,934	(47,839)	22,095
America - other than Peru	—	—	—	—	—	—	—	127	—	—	—	127	—	127
Europe	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalties -
Peru	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300

Revenues by type of good or services:
Sales by metal -
Silver	8,363	755	51,232	32,269	62,951	2,218	—	—	—	—	2,245	160,033	(2,110)	157,923
Gold	—	134,200	28	84,003	29,326	51,908	—	—	—	—	50,888	350,353	(50,606)	299,747
Copper	—	—	516	—	366,762	—	—	—	—	—	—	367,278	—	367,278
Zinc	400	—	—	40,087	66,999	—	—	—	—	—	—	107,486	—	107,486
Lead	(55)	—	856	19,616	12,534	—	—	—	—	—	—	32,951	—	32,951
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	361	361	—	361
Antimony	—	—	28	—	—	—	—	—	—	—	—	28	—	28
	8,708	134,955	52,660	175,975	538,572	54,126	—	—	—	—	53,494	1,018,490	(52,716)	965,774
Commercial deductions	(3,656)	(797)	(2,008)	(23,438)	(152,841)	(2,568)	—	—	—	—	(147)	(185,455)	2,378	(183,077)
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalty income -	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300

											Industrial
	Uchucchacua						Energy		Rental of	Holding of	activities	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2021
Revenues by type of customers:
Sales by customers -
External	80,407	89,474	57,227	182,061	468,238	29	—	—	—	—	46,954	924,390	—	924,390
Inter-segment	—	—	—	—	—	39,227	—	—	—	—	—	39,227	(39,227)	—
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -
External	—	—	—	—	—	—	5,401	15,651	—	—	—	21,052	—	21,052
Inter-segment	—	—	—	—	—	—	47,682	—	—	551	13,876	62,109	(62,109)	—
	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalties -
External	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370

Revenues by geographic region:
Metal and concentrates sales -
Peru	69,378	6,794	43,031	161,629	420,098	39,254	—	—	—	—	2,005	742,189	(39,227)	702,962
America - other than Peru	—	82,680	—	19,602	—	2	—	—	—	—	43,704	145,988	—	145,988
Europe	10,795	—	14,196	830	24,737	—	—	—	—	—	1,245	51,803	—	51,803
Asia	234	—	—	—	23,403	—	—	—	—	—	—	23,637	—	23,637
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -
Peru	—	—	—	—	—	—	53,083	15,535	—	551	13,876	83,045	(62,109)	20,936
America - other than Peru	—	—	—	—	—	—	—	96	—	—	—	96	—	96
Europe	—	—	—	—	—	—	—	20	—	—	—	20	—	20
	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalties -
Peru	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370

Revenues by type of good or services:
Sales by metal -
Silver	86,988	358	60,596	38,978	126,979	2,504	—	—	—	—	2,986	319,389	(2,459)	316,930
Gold	19	89,426	371	112,182	21,570	38,854	—	—	—	—	39,103	301,525	(38,849)	262,676
Copper	—	—	140	—	340,382	—	—	—	—	—	—	340,522	—	340,522
Zinc	15,214	—	—	32,001	96,365	—	—	—	—	—	—	143,580	—	143,580
Lead	9,300	—	828	19,483	22,296	—	—	—	—	—	—	51,907	—	51,907
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	4,976	4,976	—	4,976
	111,521	89,784	61,935	202,644	607,592	41,358	—	—	—	—	47,065	1,161,899	(41,308)	1,120,591
Commercial deductions	(31,114)	(310)	(4,708)	(20,583)	(139,354)	(2,102)	—	—	—	—	(111)	(198,282)	2,081	(196,201)
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalty income -	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370